Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Virtus Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking total return comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 48 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 88 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to generate total return comprised of income and capital appreciation by applying extensive credit research and a time-tested approach designed to capitalize on opportunities across undervalued sectors of the bond market. The fund seeks diversification among 14 sectors in an effort to increase return potential and reduce risk.
The fund invests in a broadly diversified portfolio of principally debt securities of various types of issuers. The fund seeks to achieve its objective by identifying undervalued opportunities throughout the investment universe in any interest rate or market environment. The fund is designed to adapt to diverse interest rate and credit conditions by investing across the entire bond market, without duration, sector, quality or geographic limitations, including:
•
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;
•
  Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;
•
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;
•
  Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization;
•
  High-yield/high-risk debt instruments (so-called junk bonds), including bank loans (which are generally floating rate);
•
  Convertible securities, preferred and hybrid securities; and
•
  Cash and short-term investments.
The fund may invest in all or some of these sectors and may invest in securities of any maturity.
The fund also intends to purchase and/or sell derivative instruments, such as currency forwards, futures, options and credit default swaps, which may be used to gain exposure to sectors and issuers, and manage portfolio duration and risk. The portfolio managers have full duration flexibility with the ability to shift duration shorter or longer depending on their view of the market.
The fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets or asset classes. The fund may implement short positions and may do so using swaps or futures, or through short sales of any investment that the fund may purchase for investment. Generally, the fund will engage in short sales with respect to not greater than 30% of its assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>     Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>     Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>     Derivatives Risk.  The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>     Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>     Foreign Currency Transactions Risk.  The risk that the fund's transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

>     Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>     Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>     Interest Rate Risk.  The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>     Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>     Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>     Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>     Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>     Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>     Short-Term Investments Risk.  The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>     U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2/2016:	3.79%	Worst Quarter:	Q3/2015:	-2.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/16)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index is an index that is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-Month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-Month LIBOR rate) and is rolled into a new 3-Month instrument. The index, therefore, will always have a constant maturity equal to exactly 3 months. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VASBX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 490
3 Years	rr_ExpenseExampleYear03	938
5 Years	rr_ExpenseExampleYear05	1,412
10 Years	rr_ExpenseExampleYear10	2,718
1 Year	rr_ExpenseExampleNoRedemptionYear01	490
3 Years	rr_ExpenseExampleNoRedemptionYear03	938
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,412
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,718
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSBCX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.92%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	812
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	3,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	812
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,180
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISBX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	2,172
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	948
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,172
2015	rr_AnnualReturn2015	1.76%
2016	rr_AnnualReturn2016	7.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.07%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Virtus Strategic Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through March 1, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.